New Accounting Pronouncements	9 Months Ended
Sep. 30, 2017
Accounting Changes And Error Corrections [Abstract]
New Accounting Pronouncements

2. NEW ACCOUNTING PRONOUNCEMENTS

Adopted in 2017

Share-based Compensation

In March 2016, the FASB issued ASU 2016-09, Compensation—Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting (“ASU 2016-09”). The standard is intended to simplify several areas of accounting for share-based compensation arrangements, including the income tax impact, classification on the statement of cash flows, and forfeitures. The Company adopted ASU 2016-09 on a prospective basis as of January 1, 2017, which did not have a material impact on its consolidated financial statements.

Inventory

In July 2015, the FASB issued ASU 2015-11, Simplifying the Measurement of Inventory (“ASU 2015-11”). This standard amends the subsequent measurement of inventory for all methods other than last-in, first-out (LIFO) or the retail inventory method to measure at the lower of cost and net realizable value (estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation) instead of the lower of cost and market. The Company adopted ASU 2015-11 on a prospective basis as of January 1, 2017, which did not have a material impact on its consolidated financial statements.

Goodwill Impairment

In January 2017, the FASB issued ASU 2017-04, Intangibles – Goodwill and Other (Topic 350): Simplifying the Test of Goodwill Impairment (“ASU 2017-04”). ASU 2017-04 simplifies the subsequent measurement of goodwill by removing the second step of the two-step impairment test. The amendment requires an entity to perform its annual or interim goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. An impairment charge should be recognized for the amount by which the carrying amount exceeds the reporting unit's fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit. An entity still has the option to perform the qualitative assessment for a reporting unit to determine if the quantitative impairment test is necessary. The Company elected to early adopt ASU 2017-04 on a prospective basis as of January 1, 2017, which did not have a material impact on its consolidated financial statements.

Not Yet Adopted

Revenue Recognition

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (ASC 606) (“ASU 2014-09”), which supersedes existing revenue recognition guidance under current U.S. GAAP. The new standard requires an entity to recognize revenue upon transfer of control of goods or services to a customer at an amount that reflects the consideration that the entity expects to receive. This new revenue recognition model defines a five-step process to achieve this objective. The new standard also requires additional disclosures to enable users to understand the nature, amount, timing and uncertainty of revenue and cash flow arising from contracts with customers. In August 2015, the FASB amended the effective date to be the first quarter of fiscal year 2018 with early adoption permitted in 2017. The FASB subsequently issued several amendments in 2016 clarifying various aspects of ASU 2014-09, including revenue transactions that involve a third party, goods or services that are immaterial in the context of the contract, licensing arrangements, certain transition practical expedients, disclosure of performance obligation and provisions for losses on construction-type and production-type contracts. Entities have the option to apply the new guidance under a retrospective approach to each prior reporting period presented, or a modified retrospective approach with the cumulative effect of initially applying the new guidance recognized at the date of initial application within the consolidated statement of changes in equity.

The Company currently plans to adopt the new standard effective January 1, 2018 using the full retrospective approach.

The Company is finalizing the process for the adoption of this standard. Based upon the implementation efforts to date, the Company identified specific services provided to retail customers for which it has determined a partially different timing of recognition of revenues and margin. The impact of this change in accounting treatment on the net equity at January 1, 2016 (date of first time retrospective adoption of the new standard) is not expected to be material. Furthermore, the impacts in prospective years will depend on changes in volumes and characteristics of these contracts year-over-year. However, these changes are not expected to have significant impacts on future earnings. Furthermore, as part of its implementation project, the Company is in the process of reviewing the appropriate classification of certain costs and is determining if they have to be classified as a reduction to Net Sales. Such reclassifications are not expected to have an impact on net income (loss). The Company is also in the process of reviewing the sale of operating lease equipment by its Financial Services segment. Under ASC 605, the Company reports the net gain (loss) on the sale of such equipment in its income statement. Under ASC 606, the Company anticipates it will record the proceeds in revenue and the cost within cost of goods sold. This will have no impact to net income (loss). No further significant differences have been identified to date.

Financial Instruments

In January 2016, the FASB issued ASU 2016-01, Recognition and Measurement of Financial Assets and Financial Liabilities (“ASU 2016-01”), which amends ASC 825-10, Financial Instruments - Overall. This ASU changes the treatment for available-for-sale equity investments by recognizing unrealized fair value changes directly in net income, and no longer in other comprehensive income. The ASU is effective January 1, 2018, with the cumulative-effect adjustment from initially applying the new standard recognized in the consolidated statement of financial position as of January 1, 2018. The impact of the adjustments on the Company’s net income, financial position, and cash flows is expected to be immaterial.

In June 2016, the FASB issued ASU 2016-13, Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”), which establishes ASC 326, Financial Instruments - Credit Losses. The ASU introduced a new model for recognizing credit losses on financial instruments based on an estimate of current expected credit losses. Additional disclosures about significant estimates and credit quality are also required. The ASU is effective for annual period beginning after December 15, 2019, with early adoption permitted for annual periods beginning after December 15, 2018. The Company is currently evaluating the impact the adoption of this standard will have on its consolidated financial statements.

Leases

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842) (“ASU 2016-02”), which supersedes ASC 840, Leases. The ASU’s most prominent change is the requirement for lessees to recognize leased assets and liabilities classified as operating leases under previous GAAP. The ASU does not significantly change the lessee’s recognition, measurement and presentation of expenses and cash flows from the previous accounting standard. Lessors’ accounting under the ASC is largely unchanged from the previous accounting standard. ASU 2016-02 also will require disclosures designed to give financial statement users information on the amount, timing, and uncertainty of cash flows arising from leases. It is effective for annual reporting periods beginning after December 15, 2018 including interim periods within those fiscal years, but early adoption is permitted. The ASU requires a modified retrospective transition approach and provides certain optional transition relief. The Company is currently evaluating the impact the adoption of this standard will have on its consolidated financial statements.

Statement of Cash Flows

In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash (“ASU 2016-18”) that changes the presentation of restricted cash and cash equivalents on the statement of cash flows. Restricted cash and restricted cash equivalents will be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period amounts shown on the statement of cash flows. ASU 2016-18 is effective for annual reporting periods beginning after December 15, 2017, and early adoption is permitted. The Company is currently evaluating the impact the adoption of this standard will have on its consolidated financial statements.

Compensation – Retirement Benefits

In March 2017, the FASB issued ASU 2017-07, Compensation-Retirement Benefits (Topic 715): Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost (“ASU 2017-07”). The amendments in this update require that an employer disaggregate the service cost component from the other components of net benefit cost. The amendments also provide explicit guidance on how to present the service cost component and the other components of net benefit cost in the income statement and allow only the service cost component of net benefit cost to be eligible for capitalization. ASU 2017-07 is effective for annual reporting periods beginning after December 15, 2017, and early adoption is permitted. The Company is currently evaluating the impact the adoption of this standard will have on its consolidated financial statements.

Derivatives and Hedging

In August 2017, the FASB issued ASU 2017-12, Targeted Improvements to Accounting for Hedging Activities (“ASU 2017-12”), which amends ASC 815, Derivatives and Hedging. The purpose of this ASU is to better align a company’s risk management activities and financial reporting for hedging relationships, simplify the hedge accounting requirements and improve the disclosures of hedging arrangements. ASU 2017-12 is effective for fiscal years beginning after December 15, 2018, including interim periods within these years. Early adoption is permitted in any interim period or fiscal year before the effective date. The Company is currently evaluating the impact the adoption of this standard will have on its consolidated financial statements.